PROMISSORY NOTES (Details) - Q1 $ / shares in Units, $ in Thousands					3 Months Ended		12 Months Ended
	Apr. 21, 2023 USD ($) $ / shares shares	Mar. 09, 2023 USD ($) $ / shares shares	Dec. 14, 2022 USD ($)	Dec. 13, 2022 USD ($) closing	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 08, 2023 $ / shares shares	Jul. 31, 2022 $ / shares shares	Dec. 31, 2019 $ / shares shares	Nov. 30, 2018 $ / shares shares
Debt Instrument [Line Items]
Number of shares called by warrants (in shares) | shares										12	189	277
Warrant exercise price (in usd per share) | $ / shares										$ 0.01	$ 0.01	$ 0.01
Proceeds from issuance of notes					$ 0	$ 1,250	$ 1,250	$ 1,250
Amortization of debt discounts and issuance costs					0	1,161	2,104	217
Exchange Warrants
Debt Instrument [Line Items]
Number of shares called by warrants (in shares) | shares	4,632
Warrant exercise price (in usd per share) | $ / shares	$ 1,340.43
Bridge SPA
Debt Instrument [Line Items]
Debt issuance costs					295	$ 90	$ 90	$ 205
Investor
Debt Instrument [Line Items]
Investment in cash	$ 12,250				$ 12,250
Investor | Bridge Warrants
Debt Instrument [Line Items]
Number of shares called by warrants (in shares) | shares		13,763							4,632
Warrant exercise price (in usd per share) | $ / shares		$ 121.03							$ 121.03
Warrants and rights outstanding, term		60 months							60 months
Proceeds from issuance of notes		$ 532	$ 571
Investor | Exchange Warrants
Debt Instrument [Line Items]
Warrant exercise price (in usd per share) | $ / shares	$ 1,340.43								$ 1,340.43
Investor | Bridge SPA
Debt Instrument [Line Items]
Debt instrument, face amount		1,667	1,667	$ 3,333
Aggregate purchase price		1,250	1,250	$ 2,500
Number of closings | closing				2
Proceeds from issuance of notes		$ 718	$ 679